Income Taxes (Details) - Schedule of provision for income taxes expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for income taxes expenses [Abstract]
Current
Deferred
Total income taxes expense